Operations and Summary of Significant Accounting Principles (Policies)	12 Months Ended
Feb. 28, 2018
Accounting Policies [Abstract]
Nature of Operations

Nature of

Operations

Leading Brands, Inc. (the “Company”) and its former subsidiaries were previously involved in the development, marketing and distribution of the Company’s beverage brands. As of September 18, 2017, the Company decided to exit the beverage business and pursue the production of film, television and gaming content via the acquisition of Liquid Media Group (“Liquid”) pursuant to a plan of arrangement (“Arrangement”). To clear the way for this transaction, the Company concurrently disposed of its remaining legacy beverage assets. The transaction has not yet been finalized.

The Company entered into the Arrangement to acquire 100% of Liquid pursuant to the transaction. The Company’s shareholders are anticipated to hold 25.8% and Liquid shareholders are anticipated to hold 74.2% of the post-transaction entity. The agreed valuation of existing Company shares was determined to be $1.78 USD per share. The Company also announced its intention, that at the time of the closing of the transaction, that all of its Board members, with the exception of Mr. Tom Gaglardi, would resign and be replaced by Messrs. Jackson, Brezer and Cruz, and Ms. Katsoolis, who are directors and an officer of Liquid.

Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its former subsidiaries until disposal. All intercompany transactions and balances have been eliminated in consolidation.

The Company has experienced losses, negative operating cash flows and has discontinued its former operating businesses which raises substantial doubt about its ability to continue operating as a going concern within one year of the date of the financial statements.

To alleviate this situation, the Company has plans in place to improve its financial position and liquidity by reducing costs that are not expected to have an adverse impact on the Company’s ability to transition to a new business segment. These include, among other cost reduction measures, the director’s fees as well as the CEO’s consulting fees being waived for a specified period if certain criteria are not met in relation to the Liquid transaction.

As of the date of these financial statements, the Company has sufficient liquidity to meet its ongoing cash requirements for one year after the issuance date of the financial statements due to its planned cost management and reduction measures. Therefore, although substantial doubt has been raised, this has been alleviated by management’s plans.

Use of Estimates

Use of

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, capitalization of intangible assets, the useful lives of intangible assets, income taxes, and stock-based compensation, among others. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation
Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash & Cash Equivalents	Cash & Cash Equivalents
Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Restricted Cash	Restricted Cash
Restricted cash is comprised of cash held in a trust account pursuant to the terms of an escrow agreement arising from the disposition of the Company’s legacy beverage business.

Accounts Receivable
Accounts Receivable	Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write-offexperience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $nil and $nil as of February 28, 2018 and February 28, 2017, respectively, are netted against accounts receivable.

	2018	2017	2016
Allowances for Doubtful Accounts
Balance at beginning of year	$—	$—	$36,329
Write-off of receivables	—	—	(36,329)

Balance at end of year	$—	$—	$—

Inventory
Inventory
Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7%—20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management reviews property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Intangible Assets
Intangible Assets

Licenses and patents are recorded at cost and are amortized over their expected useful life of ten years.

Management reviews intangible assets for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases
Leases
Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.

Revenue Recognition

Revenue

Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Advertising Costs
Advertising Costs
Advertising costs, which also include samples, trade show, product demo, and media promotion costs are expensed as incurred. During the years ended February 28, 2018, February 28, 2017 and February 29, 2016, the Company incurred advertising costs of $171,075, $496,456 and $603,502, respectively.

Earnings (loss) per common share
Earnings (loss) per common share
Basic Earnings (Loss) Per Share (“EPS”) is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted EPS gives effect to all dilutive potential common shares outstanding during the year including stock options and warrants using the treasury stock method. In computing diluted EPS, the average stock price for the year is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.

Stock-Based Compensation

Stock-Based

Compensation

Compensation costs are charged to the Consolidated Statements of Comprehensive Loss. Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized over the vesting period. Compensation for non-employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Changes in fair value of options granted to non-employees that are accounted for as liabilities are recognized as stock compensation until fully vested, and after that time as change in fair value.

Income Tax
Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets.

Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 10). No reserves for an uncertain tax position have been recorded for the years ended February 28, 2018 and February 28, 2017.

Comprehensive Income (loss)	Comprehensive Income (loss)
Comprehensive income (loss) includes both net earnings and other comprehensive income which are presented in a single continuous statement.

Fair Value Measurements

Fair Value Measurements	The book value of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3—assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company had certain financial liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP. As at February 28, 2018 and February 28, 2017, the derivative liability on non-employee stock options and warrants is a financial liability classified for Level 3 fair value measurement. See Note 14 for more information.

Reclassification	Reclassification
Certain prior period amounts have been reclassified to conform to current year presentation. There was no change to previously reported shareholders’ equity or accumulated deficit.

Recent Accounting Pronouncements

Recent Accounting Pronouncements	In May 2014, the Financial Accounting Standard Board, or FASB, issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09) to supersede existing revenue recognition guidance under generally accepted accounting principles in the United States, or GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

ASU 2014-09 defines a five steps process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for the fiscal and interim reporting periods beginning after December 15, 2016 using either of two methods: (i) retrospective to each prior reporting period presented within the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09. In August 2015, ASU 2015-14 was issued which delayed the effective date to reporting periods beginning

Recent Accounting Pronouncements (continued)	after December 15, 2017. The Company is continuing to assess the potential effects of these ASUs on its consolidated financial statements, business processes, systems and controls. While the assessment process is ongoing, the Company anticipates adopting the standard using the modified retrospective transition approach. Under this approach, the new standard would apply to all new contracts initiated on or after March 1, 2018. For existing contracts that have remaining obligations as of March 1, 2018, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings. The Company continues to evaluate the impact that the adoption will have on its consolidated financial statements and disclosures.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory” (“ASU 2015-11”). Under ASU 2015-11, inventory will be measured at the “lower of cost and net realizable value” and options that currently exist for “market value” will be eliminated. ASU 2015-11 defines net realizable value as the “estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.” No other changes were made to the current guidance on inventory measurement. ASU 2015-11 is effective for interim and annual periods beginning after December 15, 2016. The Company adopted this standard, which did not have a material impact on the consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-2), Leases, which supersedes ASC Topic 840, Leases. ASU 2016-2 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than twelve months to its balance sheets. ASU 2016-02 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2018, which will be our fiscal year beginning March 1, 2019 (fiscal 2020). Early adoption is permitted. The Company continues to evaluate the impact that the adoption will have on its consolidated financial statements and disclosures.

In March 2016, the FASB issued authoritative guidance under ASU 2016-09, Compensation-Stock Compensation (Topic 718) “Improvements to Employee Share-Based Payment Accounting”. ASU 2016-09 provides for simplification of several aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2016. The Company adopted this standard, which did not have a material impact on the consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). Financial Instruments—Credit Losses (Topic 326) amends guidelines on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses

Recent Accounting Pronouncements (continued)	should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. We are currently evaluating the impact of the adoption of ASU 2016-13 on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company will adopt this guidance in the first quarter of fiscal 2019. The adoption of this amendment is not expected to have a material impact on our consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” (“ASU 2016-18”), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The adoption of this amendment was included in these consolidated financial statements within the consolidated Statements of Cash Flows.

Recent Accounting Pronouncements (continued)

In January 2017, the FASB issued Accounting Standards Update 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“ASU 2017-01”). ASU 2017-01 clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. ASU 2017-01 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, which will be our fiscal year beginning March 1, 2018 (fiscal 2019). Early adoption is not permitted. The Company will adopt this guidance in the first quarter of fiscal 2019. The adoption of this amendment is not expected to have a material impact on our consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update 2017-04, “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”). ASU 2017-04 simplifies how an entity is required to test goodwill for impairment. ASU 2017-04 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019, which will be our fiscal year beginning March 1, 2020 (fiscal 2021). Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2021. The adoption of this amendment is not expected to have a material impact on our consolidated financial statements.

In May 2017, the FASB issued Accounting Standards Update 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting” (“ASU 2017-09”). ASU 2017-09 clarifies the guidance on when to apply modification accounting for share-based payment awards. ASU 2017-09 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, which will be our fiscal year beginning March 1, 2018 (fiscal 2019). Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2019. The adoption of this amendment is not expected to have a material impact on our consolidated financial statements.

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